Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Currency Exchange Rate, Translation (In RMB)	6.2855	6.3009	6.6227
Foreign Currency Exchange Rate Translation Average Rate (In RMB)	6.2932	6.4618	6.7256